Schedule I Condensed financial information of parent company (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net loss	$ (89,871)	$ (76,800)	$ (132,752)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss of subsidiaries	(44)	10	211
Net cash provided by (used in) operating activities	3,252	60,791	(5,142)
Cash flow from investing activities:
Decrease (increase) in restricted cash	47,717	(104,035)	68,187
Net cash provided by (used in) investing activities	47,259	(187,567)	(71,404)
Cash flow from financing activities:
Repurchase of ordinary shares			(2,000)
Net cash provided by (used in) financing activities	(45,271)	97,578	(9,776)
Net decrease in cash and cash equivalents	(1,655)	(20,928)	(84,562)
Cash and cash equivalents at beginning of the year	27,742	48,688	133,250
Cash and cash equivalents at end of the year	26,105	27,742	48,688
Parent company
Cash flow from operating activities:
Net loss	(77,993)	(43,859)	(74,323)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss of subsidiaries	74,836	43,376	76,291
Changes in assets and liabilities	(835)	5,268	(294)
Net cash provided by (used in) operating activities	(3,992)	4,785	1,674
Cash flow from investing activities:
Decrease (increase) in restricted cash			40,500
Cash proceeds from (advances to) subsidiaries	6,446	(4,532)	(41,692)
Net cash provided by (used in) investing activities	6,446	(4,532)	(1,192)
Cash flow from financing activities:
Repurchase of ordinary shares			(2,000)
Net cash provided by (used in) financing activities			(2,000)
Net decrease in cash and cash equivalents	2,454	253	(1,518)
Cash and cash equivalents at beginning of the year	393	140	1,658
Cash and cash equivalents at end of the year	$ 2,847	$ 393	$ 140